OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jan. 01, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities	OTHER NON-CURRENT LIABILITIES:

	January 1, 2023	January 2, 2022

Employee benefit obligation - Statutory severance and pre-notice (a)	$42,127	$42,931
Employee benefit obligation - Defined contribution plan (b)	3,383	3,742
Provisions (c)	10,707	13,189
	$56,217	$59,862

Disclosure of net defined benefit liability	Statutory severance and pre-notice obligations:

	2022	2021

Obligation, beginning of fiscal year	$42,931	$19,889
Service cost	18,166	13,942
Interest cost	8,543	6,562
Actuarial (gain) loss(1)	(8,094)	21,678
Foreign exchange gain	(626)	(179)
Benefits paid	(18,793)	(18,961)
Obligation, end of fiscal year	$42,127	$42,931
(1) The actuarial gain in fiscal 2022 is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations. The actuarial loss in fiscal 2021 is due to changes in the actuarial assumptions used to determine the statutory severance obligations.
Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2022	2021

Balance, beginning of fiscal year	$13,189	$12,240
Changes in estimates made during the fiscal year	(2,689)	796
Accretion of interest	207	153
Balance, end of fiscal year	$10,707	$13,189